Prepaid Expense and Other Assets - Summary of Prepaid Expense and Other Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Fund receivable from external payment network providers	¥ 87,609	¥ 435,816
Advances to suppliers	162,136	115,135
Prepayments and deposits	65,200	58,220
Value-added tax recoverable	33,688	12,053
Claims receivable on behalf of insurers	33,870	11,410
Others	26,291	18,446
Total	408,794	651,080
Less: impairment provision	(39,000)	0
Prepaid expense and other assets, net	¥ 369,794	¥ 651,080